Cash due from banks (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-interest bearing
Cash and demand deposits with banks	$ 88,031	$ 91,722
Interest bearing
Demand deposits with banks	839,320	520,048
Cash equivalents - Interest bearing	1,622,719	1,442,113
Sub-total - Interest bearing	2,462,039	1,962,161
Cash due from banks	2,550,070	2,053,883
Interest-bearing deposits in banks bearing negligible interest	$ 439,500	$ 236,700